Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Financial Position (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Non-current assets
Tangible assets	$ 3,478	$ 3,742	$ 4,105
Intangible assets	131	138	150
Investments in associates and joint ventures	1,504	1,507	1,464
Other investments	150	131	139
Inventories	91	100	87
Trade, other receivables and other assets	73	67	35
Deferred taxation	5	4	5
Cash restricted for use	34	37	37
Total Non-current assets	5,466	5,726	6,022
Current Assets
Other investments	6	7	7
Inventories, trade and other receivables, intergroup balances and other current assets	898	905	968
Cash restricted for use	19	28	19
Cash and cash equivalents	215	205	164	$ 215
Current assets other than non-current assets held for sale	1,138	1,145	1,158
Non current assets held for sale	0	348	0
Total Current assets	1,138	1,493	1,158
Total assets	6,604	7,219	7,180
EQUITY AND LIABILITIES
Share capital and premium	7,157	7,134	7,124
Accumulated losses and other reserves	(4,552)	(4,471)	(4,522)
Shareholders' equity	2,605	2,663	2,602
Non-controlling interests	36	41	31
Equity	2,641	2,704	2,633	2,754
Non-current liabilities	3,344	3,660	3,811
Current liabilities including intergroup balances	619	729	736
Current liabilities including intergroup balances	619	729	736
Non current liabilities held for sale	0	126	0
Total liabilities	3,963	4,515	4,547
Total equity and liabilities	6,604	7,219	7,180
Consolidation adjustments
Non-current assets
Tangible assets	0	0	0
Intangible assets	(1)	(2)	(2)
Investments in associates and joint ventures	(6,506)	(6,611)	(5,571)
Other investments	(2)	(2)	(2)
Inventories	0	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation	0	0	0
Cash restricted for use	0	0	0
Total Non-current assets	(6,509)	(6,615)	(5,575)
Current Assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	(1,007)	(982)	(1,626)
Cash restricted for use	0	0	0
Cash and cash equivalents	0	0	0	0
Current assets other than non-current assets held for sale		(982)
Non current assets held for sale		0
Total Current assets	(1,007)	(982)	(1,626)
Total assets	(7,516)	(7,597)	(7,201)
EQUITY AND LIABILITIES
Share capital and premium	(6,993)	(6,996)	(6,996)
Accumulated losses and other reserves	1,955	1,872	2,919
Shareholders' equity	(5,038)	(5,124)	(4,077)
Non-controlling interests	0	0	0
Equity	(5,038)	(5,124)	(4,077)
Non-current liabilities	0	0	0
Current liabilities including intergroup balances	(2,478)	(2,473)	(3,124)
Non current liabilities held for sale		0
Total liabilities	(2,478)	(2,473)	(3,124)
Total equity and liabilities	(7,516)	(7,597)	(7,201)
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Non-current assets
Tangible assets	656	739	1,103
Intangible assets	0	1	3
Investments in associates and joint ventures	2,357	2,371	2,180
Other investments	1	2	2
Inventories	1	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation	0	0	0
Cash restricted for use	0	0	0
Total Non-current assets	3,015	3,113	3,288
Current Assets
Other investments	0	0	0
Inventories, trade and other receivables, intergroup balances and other current assets	386	471	457
Cash restricted for use	0	0	0
Cash and cash equivalents	3	11	17	44
Current assets other than non-current assets held for sale		482
Non current assets held for sale		310
Total Current assets	389	792	474
Total assets	3,404	3,905	3,762
EQUITY AND LIABILITIES
Share capital and premium	7,157	7,134	7,124
Accumulated losses and other reserves	(4,552)	(4,471)	(4,522)
Shareholders' equity	2,605	2,663	2,602
Non-controlling interests	0	0	0
Equity	2,605	2,663	2,602
Non-current liabilities	301	527	531
Current liabilities including intergroup balances	498	591	629
Non current liabilities held for sale		124
Total liabilities	799	1,242	1,160
Total equity and liabilities	3,404	3,905	3,762
IOMco (the “Issuer”) | Reportable Legal Entities
Non-current assets
Tangible assets	0	0	0
Intangible assets	0	0	0
Investments in associates and joint ventures	4,294	4,376	3,509
Other investments	9	6	6
Inventories	0	0	0
Trade, other receivables and other assets	0	0	0
Deferred taxation	0	0	0
Cash restricted for use	0	0	0
Total Non-current assets	4,303	4,382	3,515
Current Assets
Other investments	6	6	7
Inventories, trade and other receivables, intergroup balances and other current assets	335	250	971
Cash restricted for use	0	1	1
Cash and cash equivalents	96	21	23	32
Current assets other than non-current assets held for sale		278
Non current assets held for sale		0
Total Current assets	437	278	1,002
Total assets	4,740	4,660	4,517
EQUITY AND LIABILITIES
Share capital and premium	6,172	6,172	6,172
Accumulated losses and other reserves	(3,397)	(3,491)	(3,654)
Shareholders' equity	2,775	2,681	2,518
Non-controlling interests	0	0	0
Equity	2,775	2,681	2,518
Non-current liabilities	1,733	1,764	1,871
Current liabilities including intergroup balances	232	215	128
Non current liabilities held for sale		0
Total liabilities	1,965	1,979	1,999
Total equity and liabilities	4,740	4,660	4,517
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Non-current assets
Tangible assets	2,822	3,003	3,002
Intangible assets	132	139	149
Investments in associates and joint ventures	1,359	1,371	1,346
Other investments	142	125	133
Inventories	90	100	87
Trade, other receivables and other assets	73	67	35
Deferred taxation	5	4	5
Cash restricted for use	34	37	37
Total Non-current assets	4,657	4,846	4,794
Current Assets
Other investments	0	1	0
Inventories, trade and other receivables, intergroup balances and other current assets	1,184	1,166	1,166
Cash restricted for use	19	27	18
Cash and cash equivalents	116	173	124	$ 139
Current assets other than non-current assets held for sale		1,367
Non current assets held for sale		38
Total Current assets	1,319	1,405	1,308
Total assets	5,976	6,251	6,102
EQUITY AND LIABILITIES
Share capital and premium	821	824	824
Accumulated losses and other reserves	1,442	1,619	735
Shareholders' equity	2,263	2,443	1,559
Non-controlling interests	36	41	31
Equity	2,299	2,484	1,590
Non-current liabilities	1,310	1,369	1,409
Current liabilities including intergroup balances	2,367	2,396	3,103
Non current liabilities held for sale		2
Total liabilities	3,677	3,767	4,512
Total equity and liabilities	$ 5,976	$ 6,251	$ 6,102